Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	Apr. 30, 2025	Apr. 08, 2025	Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Line Items]
Issued shares of common stock				51,815,765	19,381,330
Subsequent Event [Member] | Roth Capital Partners [Member]
Subsequent Events [Line Items]
Issued shares of common stock			150,000
Forecast [Member]
Subsequent Events [Line Items]
Percentage of issuance shares		20.00%
Conversion option (in Dollars)	$ 250,000
Shares of common stock	779,928
Conversion price (in Dollars per share)	$ 0.32